Share Based Compensation (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	May 23, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018
Share-based compensation
Maximum number of common shares may be issued								54,647,000
Share-based compensation expense		$ 1,502	$ 322	$ 3,119	$ 550	$ 897	$ 368
2015 Equity Incentive Plan | Class A common shares
Share-based compensation
Total number of common shares authorized to issue	4,691,213
Number of shares no longer available for future grant	92,170
Authorized shares outstanding (in shares)		4,620,850		4,620,850
2015 Equity Incentive Plan | Class A common shares | Employees and directors
Share-based compensation
Number of options granted				2,887,639	1,434,156	1,545,045	316,866
2015 Equity Incentive Plan | Class A common shares | Non-employees
Share-based compensation
Number of options granted				4,000	1,829	1,829	12,807
Stock options | 2018 Incentive Award Plan | Class A common shares
Share-based compensation
Total number of common shares authorized to issue								4,466,500
Share based payment award percentage of outstanding	4.00%
Number of common shares available for future grant		3,280,059		3,280,059
Stock options | 2018 Incentive Award Plan | Class A common shares | Maximum
Share-based compensation
Maximum number of common shares may be issued	27,915,000
Stock options | 2015 Equity Incentive Plan
Share-based compensation
Authorized shares outstanding (in shares)		5,860,168		5,860,168		3,123,064	1,583,691
Vesting percentage of options having four year vesting term on the first anniversary of the grant date		25.00%		25.00%		25.00%
Vesting percentage of options having six year vesting term on the first anniversary of the grant date		16.00%		16.00%		16.00%
Number of options granted				2,891,639		1,546,874
Stock options | 2015 Equity Incentive Plan | Employees and directors
Share-based compensation
Share-based compensation expense		$ 1,414	321	$ 2,980	$ 540	$ 876	$ 354
Stock options | 2015 Equity Incentive Plan | Minimum
Share-based compensation
Vesting period				4 years		4 years
Stock options | 2015 Equity Incentive Plan | Maximum
Share-based compensation
Option term of incentive awards				10 years		10 years
Option term of awards for the persons possessing more than 10% of voting power				5 years		5 years
Vesting period				6 years		6 years
Stock options | 2015 Equity Incentive Plan | Class A common shares
Share-based compensation
Total number of common shares authorized to issue		0		0		4,794,266	3,778,249
Number of common shares available for future grant		0		0		1,644,893	2,188,249
Minimum percentage of exercise price of the fair market value of shares for the persons possessing 10% or less of voting power		100.00%		100.00%		100.00%
Minimum percentage of exercise price of the fair market value of shares for the persons possessing more than 10% of voting power		110.00%		110.00%		110.00%
Stock options | 2015 Equity Incentive Plan | Class A common shares | Non-employees
Share-based compensation
Share-based compensation expense		$ 35	$ 1	$ 87	$ 10	$ 21	$ 14
Stock options | 2018 Employee Share Purchase Plan | Class A common shares
Share-based compensation
Total number of common shares authorized to issue								670,000
Share based payment award percentage of outstanding	1.00%
Stock options | 2018 Employee Share Purchase Plan | Class A common shares | Maximum
Share-based compensation
Maximum number of common shares may be issued	6,420,000